SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Plant, equipment, and mining properties - Mexico	$ 119,682	$ 53,400
Plant, equipment, and mining properties - Canada	340	401
Total plant, equipment, and mining properties	$ 120,022	$ 53,801